Retirement Plan	12 Months Ended
Sep. 26, 2015
Retirement Plan [Abstract]
Retirement Plan

9. Retirement Plan

The Company maintains four defined benefit pension plans which cover certain manufacturing facilities. The Company also maintains a retiree health plan, which covers certain healthcare and life insurance benefits for certain retired employees and their spouses. Each of the four defined benefit plans and the retiree health plan are frozen plans. The Company uses fiscal year end as a measurement date for the retirement plans.

The Company sponsors two defined contribution 401(k) retirement plans covering substantially all employees. Contributions are based upon a fixed dollar amount for employees who participate and percentages of employee contributions at specified thresholds. Contribution expense for these plans was $7 million, $8 million, and $7 million for fiscal 2015, 2014, and 2013, respectively.

The projected benefit obligations of the Company’s plans presented herein are equal to the accumulated benefit obligations of such plans. The tables below exclude the obligations related to the foreign plans, which carry immaterial balances. The net amount of liability recognized is included in Other long-term liabilities on the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Retiree Health Plan
	2015	2014	2015	2014
Change in Projected Benefit Obligations (PBO)
PBO at beginning of period	$192	$178	$2	$2
Service cost	1	—	—	—
Interest cost	8	8	—	—
Actuarial loss (gain)	11	15	—	—
Benefit settlements	(9)	—	—	—
Benefits paid	(10)	(9)	—	—
PBO at end of period	$193	$192	$2	$2
Change in Fair Value of Plan Assets
Plan assets at beginning of period	$154	$141	$—	$—
Actual return on plan assets	3	15	—	—
Company contributions	4	7	—	—
Benefit settlements	(9)	—	—	—
Benefits paid	(10)	(9)	—	—
Plan assets at end of period	142	154	—	—
Net amount recognized	$(51)	$(38)	$(2)	$(2)

At the end of fiscal 2015 the Company had $45 million of net unrealized losses recorded in Accumulated other comprehensive loss on the Consolidated Balance Sheets. The Company expects $2 million to be realized in fiscal 2016, and the remaining to be recognized over the next 13 fiscal years.

The following table presents significant weighted-average assumptions used to determine benefit obligation and benefit cost for the fiscal years ended:

	Defined Benefit Pension Plans		Retiree Health Plan
	2015	2014	2015	2014
(Percents)
Weighted-average assumptions:
Discount rate for benefit obligation	4.0	4.0	3.0	2.9
Discount rate for net benefit cost	4.0	4.5	2.9	3.1
Expected return on plan assets for net benefit costs	7.25	8.0	N/A	N/A

In evaluating the expected return on plan assets, Berry considered its historical assumptions compared with actual results, an analysis of current market conditions, asset allocations, and the views of advisors. The return on plan assets is derived from target allocations and historical yield by asset type. Health-care-cost trend rates were assumed to increase at an annual rate of 7.0%. A one-percentage-point change in these assumed health care cost trend rates would not have a material impact on our postretirement benefit obligation.

In accordance with the guidance from the FASB for employers’ disclosure about postretirement benefit plan assets the table below discloses fair values of each pension plan asset category and level within the fair value hierarchy in which it falls. There were no material changes or transfers between level 3 assets and the other levels.

Fiscal 2015 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$8	$—	$—	$8
U.S. large cap comingled equity funds	—	37	—	37
U.S. mid cap equity mutual funds	24	—	—	24
U.S. small cap equity mutual funds	2	—	—	2
International equity mutual funds	6	—	—	6
Real estate equity investment funds	3	—	—	3
Corporate bond mutual funds	21	—	—	21
Corporate bonds	—	31	—	31
Guaranteed investment account	—	—	10	10
Total	$64	$68	$10	$142

Fiscal 2014 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$7	$—	$—	$7
U.S. large cap comingled equity funds	—	47	—	47
U.S. mid cap equity mutual funds	27	—	—	27
U.S. small cap equity mutual funds	6	—	—	6
International equity mutual funds	10	—	—	10
Real estate equity investment funds	3	—	—	3
Corporate bond mutual funds	28	—	—	28
Corporate bonds	—	15	—	15
Guaranteed investment account	—	—	11	11
Total	$81	$62	$11	$154

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for the fiscal year end:

	Defined Benefit Pension Plans	Retiree Health Plan
2016	$10	$-
2017	10	-
2018	10	-
2019	10	-
2020	11	-
2021-2025	56	1

Net pension and retiree health benefit expense included the following components as of fiscal year end:

	2015	2014	2013
Defined Benefit Pension Plans
Service cost	$1	$—	$—
Interest cost	8	8	7
Amortization	1	—	3
Settlement charge	2	—	—
Expected return on plan assets	(12)	(11)	(10)
Net periodic benefit cost	$—	$(3)	$—

Our defined benefit pension plan asset allocations as of fiscal year end are as follows:

	2015	2014
Asset Category
Equity securities and equity-like instruments	51%	60%
Debt securities and debt-like	37	28
Other	12	12
Total	100%	100%

The Company’s retirement plan assets are invested with the objective of providing the plans the ability to fund current and future benefit payment requirements while minimizing annual Company contributions. The retirement plans held $17 million of the Company’s stock at the end of fiscal 2015. The Company re-addresses the allocation of its investments on a regular basis.